Trade and other payables (Schedule of detailed information about trade and other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 84,279	$ 104,598
Accruals and payables	84,992	72,698
Accrued interest	16,120	30,766
Exploration and evaluation payables	3,788	1,351
Statutory payables	18,598	23,734
Trade and other payables	$ 207,777	$ 233,147